LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.33%
Banks–4.96%
Fifth Third Bancorp	91,637	$3,925,729
First Citizens BancShares, Inc. Class A	1,972	3,630,354
M&T Bank Corp.	22,344	3,979,913
Regions Financial Corp.	167,510	3,908,008
		15,444,004
Beverages–1.50%
Constellation Brands, Inc. Class A	8,653	2,229,792
Keurig Dr. Pepper, Inc.	65,290	2,447,069
		4,676,861
Building Products–2.51%
Carlisle Cos., Inc.	9,236	4,153,891
Fortune Brands Innovations, Inc.	41,025	3,672,968
		7,826,859
Capital Markets–5.79%
Ameriprise Financial, Inc.	12,763	5,996,185
Blue Owl Capital, Inc.	82,040	1,588,294
Northern Trust Corp.	23,796	2,142,354
Raymond James Financial, Inc.	37,434	4,584,168
State Street Corp.	42,042	3,719,456
		18,030,457
Chemicals–1.91%
Celanese Corp.	16,845	2,290,246
RPM International, Inc.	30,128	3,645,488
		5,935,734
Commercial Services & Supplies–0.64%
Veralto Corp.	17,729	1,983,166
		1,983,166
Communications Equipment–0.56%
Motorola Solutions, Inc.	3,869	1,739,619
		1,739,619
Construction Materials–1.18%
Martin Marietta Materials, Inc.	6,819	3,670,327
		3,670,327
Consumer Finance–0.89%
Discover Financial Services	19,710	2,765,116
		2,765,116
Consumer Staples Distribution & Retail–1.78%
Kroger Co.	45,294	2,595,346
†U.S. Foods Holding Corp.	47,839	2,942,099
		5,537,445
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–3.67%
Ball Corp.	34,693	$2,356,002
Graphic Packaging Holding Co.	53,638	1,587,148
International Paper Co.	50,562	2,469,954
Packaging Corp. of America	11,569	2,491,962
Silgan Holdings, Inc.	48,026	2,521,365
		11,426,431
Distributors–1.55%
Genuine Parts Co.	16,980	2,371,766
LKQ Corp.	61,802	2,467,136
		4,838,902
Electric Utilities–3.38%
Edison International	25,274	2,201,113
PG&E Corp.	236,944	4,684,383
Xcel Energy, Inc.	55,687	3,636,361
		10,521,857
Electrical Equipment–4.31%
Acuity Brands, Inc.	14,343	3,949,918
AMETEK, Inc.	29,773	5,112,322
Hubbell, Inc.	10,208	4,372,597
		13,434,837
Electronic Equipment, Instruments & Components–4.73%
†Flex Ltd.	71,070	2,375,870
Jabil, Inc.	17,431	2,088,757
TD SYNNEX Corp.	20,443	2,454,795
†Teledyne Technologies, Inc.	10,111	4,425,180
†Zebra Technologies Corp. Class A	9,187	3,402,130
		14,746,732
Energy Equipment & Services–0.70%
Baker Hughes Co.	59,959	2,167,518
		2,167,518
Entertainment–1.41%
†Take-Two Interactive Software, Inc.	17,876	2,747,720
Warner Music Group Corp. Class A	52,405	1,640,277
		4,387,997
Financial Services–2.58%
†Block, Inc.	11,686	784,481
Fidelity National Information Services, Inc.	42,002	3,517,667
MGIC Investment Corp.	146,236	3,743,642
		8,045,790
Food Products–2.62%
General Mills, Inc.	39,230	2,897,135
LVIP JPMorgan Mid Cap Value Fund–1

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hershey Co.	14,465	$2,774,098
†Post Holdings, Inc.	21,483	2,486,657
		8,157,890
Gas Utilities–0.49%
National Fuel Gas Co.	25,339	1,535,797
		1,535,797
Ground Transportation–0.59%
JB Hunt Transport Services, Inc.	10,692	1,842,552
		1,842,552
Health Care Equipment & Supplies–1.40%
†Globus Medical, Inc. Class A	37,048	2,650,414
Zimmer Biomet Holdings, Inc.	15,933	1,719,967
		4,370,381
Health Care Providers & Services–6.11%
Cencora, Inc.	22,130	4,981,020
†Henry Schein, Inc.	51,062	3,722,420
Humana, Inc.	9,746	3,086,948
Labcorp Holdings, Inc.	12,489	2,791,042
Quest Diagnostics, Inc.	15,851	2,460,868
Universal Health Services, Inc. Class B	8,625	1,975,211
		19,017,509
Health Care REITs–0.69%
Ventas, Inc.	33,525	2,149,958
		2,149,958
Hotel & Resort REITs–0.65%
Host Hotels & Resorts, Inc.	114,806	2,020,586
		2,020,586
Hotels, Restaurants & Leisure–1.57%
Darden Restaurants, Inc.	14,967	2,456,534
†Expedia Group, Inc.	16,375	2,423,827
		4,880,361
Household Durables–1.18%
†Mohawk Industries, Inc.	22,890	3,677,965
		3,677,965
Industrial REITs–0.53%
Rexford Industrial Realty, Inc.	32,657	1,642,974
		1,642,974
Insurance–5.68%
†Arch Capital Group Ltd.	41,865	4,683,856
Hartford Financial Services Group, Inc.	34,367	4,041,903
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Loews Corp.	70,275	$5,555,239
W.R. Berkley Corp.	60,315	3,421,670
		17,702,668
Interactive Media & Services–0.78%
†IAC, Inc.	44,927	2,417,971
		2,417,971
IT Services–0.97%
†GoDaddy, Inc. Class A	19,303	3,026,324
		3,026,324
Machinery–6.26%
Dover Corp.	21,443	4,111,481
Ingersoll Rand, Inc.	27,411	2,690,664
ITT, Inc.	28,274	4,227,246
Lincoln Electric Holdings, Inc.	16,227	3,115,908
†Middleby Corp.	15,846	2,204,654
Snap-on, Inc.	5,370	1,555,742
Timken Co.	19,058	1,606,399
		19,512,094
Metals & Mining–0.72%
Freeport-McMoRan, Inc.	44,920	2,242,406
		2,242,406
Multi-Utilities–4.26%
CMS Energy Corp.	57,189	4,039,259
NiSource, Inc.	79,678	2,760,843
Public Service Enterprise Group, Inc.	19,771	1,763,771
WEC Energy Group, Inc.	49,001	4,712,916
		13,276,789
Oil, Gas & Consumable Fuels–4.14%
Coterra Energy, Inc.	131,122	3,140,372
Diamondback Energy, Inc.	24,204	4,172,770
Williams Cos., Inc.	122,562	5,594,955
		12,908,097
Pharmaceuticals–0.68%
†Jazz Pharmaceuticals PLC	19,030	2,120,132
		2,120,132
Professional Services–1.47%
†Parsons Corp.	18,862	1,955,612
UL Solutions, Inc. Class A	53,136	2,619,605
		4,575,217
Real Estate Management & Development–0.92%
†CBRE Group, Inc. Class A	23,008	2,864,036
		2,864,036
LVIP JPMorgan Mid Cap Value Fund–2

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–2.67%
American Homes 4 Rent Class A	75,956	$2,915,951
AvalonBay Communities, Inc.	14,097	3,175,349
Mid-America Apartment Communities, Inc.	14,032	2,229,685
		8,320,985
Retail REITs–1.23%
Regency Centers Corp.	53,034	3,830,646
		3,830,646
Semiconductors & Semiconductor Equipment–1.99%
Microchip Technology, Inc.	44,702	3,589,124
†ON Semiconductor Corp.	35,708	2,592,758
		6,181,882
Specialized REITs–2.15%
Public Storage	8,807	3,204,603
Weyerhaeuser Co.	103,513	3,504,950
		6,709,553
Specialty Retail–2.59%
†AutoZone, Inc.	1,065	3,354,793
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Bath & Body Works, Inc.	51,047	$1,629,420
Best Buy Co., Inc.	29,889	3,087,534
		8,071,747
Textiles, Apparel & Luxury Goods–1.94%
Carter's, Inc.	34,410	2,235,962
Ralph Lauren Corp.	13,314	2,581,185
Tapestry, Inc.	26,186	1,230,218
		6,047,365
Total Common Stock (Cost $174,314,162)		306,283,537

MONEY MARKET FUND–1.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	5,725,777	5,725,777
Total Money Market Fund (Cost $5,725,777)		5,725,777

TOTAL INVESTMENTS–100.17% (Cost $180,039,939)	312,009,314
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(524,737)
NET ASSETS APPLICABLE TO 31,365,982 SHARES OUTSTANDING–100.00%	$311,484,577

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Mid Cap Value Fund–3